RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2022
RESTRUCTURING
Summary of accrued losses on leased properties and employee termination costs changed during the periods

Accrued losses on leased properties and employee termination costs changed during the periods presented as follows (in thousands):

	Leased	Employee
	Property	Termination
	Losses	Costs	Total
Balance — December 31, 2019	$2,958	$7,857	$10,815
Reduction of accrual due to net cash payments	(715)	(13,315)	(14,030)
Additional charges and adjustments	319	8,816	9,135
Accretion expense	259	—	259
Effects of fluctuations in foreign currency exchange rates	45	473	518
Balance — December 31, 2020	2,866	3,831	6,697
Reduction of accrual due to net cash payments	(901)	(2,946)	(3,847)
Additional charges and adjustments	131	(606)	(475)
Accretion expense	225	—	225
Effects of fluctuations in foreign currency exchange rates	(46)	(80)	(126)
Balance — December 31, 2021	2,275	199	2,474
Reduction of accrual due to net cash payments	—	(164)	(164)
Additional charges and adjustments	—	(33)	(33)
Effect of accounting change- adoption of ASC 842 (Note 2)	(2,275)	—	(2,275)
Effects of fluctuations in foreign currency exchange rates	—	(2)	(2)
Balance — December 31, 2022	$—	$—	$—